Joint Operation - Gain on Dilution of Interest in Joint Venture (Parenthetical) (Details) - Minera Exar S.A - USD ($) $ in Thousands		12 Months Ended
	Aug. 16, 2019	Dec. 31, 2019
Disclosure Of Joint Ventures [Line Items]
Ownership interest in joint operation		50.00%
Proceeds from issue of ordinary shares	$ 160,000	$ 160,000